Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000168965 | United States Treasury Bill, 4.089, 2025-11-04
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000168965 | United States Treasury Bill, 4.205, 2025-10-07
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000168965 | United States Treasury Bill, 4.163, 2025-10-21
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000168965 | United States Treasury Bill, 4.158, 2025-10-28
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000168965 | United States Treasury Bill, 4.053, 2025-12-16
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000168965 | United States Treasury Bill, 4.051, 2025-12-23
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000168965 | United States Treasury Bill, 3.890, 2025-12-30
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000168965 | United States Treasury Bill, 4.042, 2025-12-09
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000168965 | United States Treasury Bill, 4.175, 2025-10-14
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000168965 | United States Treasury Bill, 4.034, 2025-11-18
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000168965 | 262006208Money Market
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000168965 | 912797RQ2U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000168965 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000168965 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000168967 | United States Treasury Bill, 4.089, 2025-11-04
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000168967 | United States Treasury Bill, 4.205, 2025-10-07
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000168967 | United States Treasury Bill, 4.163, 2025-10-21
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000168967 | United States Treasury Bill, 4.158, 2025-10-28
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000168967 | United States Treasury Bill, 4.053, 2025-12-16
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000168967 | United States Treasury Bill, 4.051, 2025-12-23
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000168967 | United States Treasury Bill, 3.890, 2025-12-30
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000168967 | United States Treasury Bill, 4.042, 2025-12-09
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000168967 | United States Treasury Bill, 4.175, 2025-10-14
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000168967 | United States Treasury Bill, 4.034, 2025-11-18
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000168967 | 262006208Money Market
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000168967 | 912797RQ2U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000168967 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000168967 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	87.70%